Financial risk management (Details) $ in Thousands		1 Months Ended
	Feb. 15, 2017 USD ($)	Feb. 28, 2017 USD ($)	May 31, 2012 item	Feb. 27, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Financial risk management
Borrowings					$ 1,003	$ 421,291
Senior Notes due 2022
Financial risk management
Principal amount	$ 350,000				350,000
Fixed Interest Rate	9.375%
Redemption price of notes at change of control	101.00%
Senior Notes due 2022 issued by Ferroglobe PLC
Financial risk management
Principal amount	$ 150,000
Amended revolving credit facility
Financial risk management
Principal amount	200,000
New Revolving Credit Facility | New borrowing
Financial risk management
Principal amount				$ 250,000
Interest rate risk
Financial risk management
Borrowings					0
Foreign currency risk
Financial risk management
Percentage of Principal and Interest Payments		55.00%
Foreign currency risk | Senior Notes due 2022
Financial risk management
Principal amount		$ 350,000
Foreign currency risk | Senior Notes due 2022 issued by Ferroglobe PLC
Financial risk management
Principal amount					$ 150,000
Liquidity risk
Financial risk management
Number of installments | item			120
Liquidity risk | Senior Notes due 2022
Financial risk management
Principal amount	$ 350,000
Fixed Interest Rate	9.375%
Redemption price of notes at change of control	101.00%
Liquidity risk | Amended revolving credit facility
Financial risk management
Principal amount	$ 200,000
Liquidity risk | New Revolving Credit Facility | New borrowing
Financial risk management
Principal amount				$ 250,000